Subsequent Events (Details) (Subsequent event, Morgan Stanley, PLS, Loan Repo Facility, USD $) In Millions, unless otherwise specified	0 Months Ended
Jul. 02, 2013
Subsequent events
Committed period	364 days
Maximum
Subsequent events
Aggregate principal amount of mortgage loans	$ 200